Derivatives and Foreign Exchange Risk Management , Credit Risk and Other Disclosures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012	Jul. 25, 2014 Italy, Spain, Portugal and Greece	Apr. 25, 2014 Italy, Spain, Portugal and Greece	Apr. 26, 2013 Italy, Spain, Portugal and Greece	Apr. 25, 2014 Spain	Apr. 26, 2013 Spain	Jul. 27, 2012 Spain	Jul. 25, 2014 GREECE	Apr. 25, 2014 GREECE	Apr. 26, 2013 GREECE	Jul. 25, 2014 Foreign Currency Exchange Rate Contracts	Apr. 25, 2014 Foreign Currency Exchange Rate Contracts	Apr. 26, 2013 Foreign Currency Exchange Rate Contracts
General Discussion of Derivatives
Derivative, Notional Amount															$ 7,306	$ 8,051	$ 6,812
Currency exchange rate gains/(losses)	(12)	3	(1)	25	(183)
Accounts receivable net of allowance						619	628	770
Proceeds from customers									106	106	212
Deferred Revenue												17	15	21
Derivative Assets and Liabilities, Net, Collateral, Obligation to Return Cash	$ 0		$ 0	$ 30